Summary of Pension Amounts Recognized in Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Pension Plans	Dec. 31, 2011 Pension Plans	Dec. 31, 2012 OPEB Plan	Dec. 31, 2011 OPEB Plan
Liabilities:
Other current liabilities			$ (3)	$ (3)
Other noncurrent liabilities			(708)	(670)	(723)	(612)
Net liability recognized			(711)	(673)	(723)	(612)
Regulatory assets:
Net loss			602	659	247	178
Prior service cost (credit)					(111)	(131)
Net transition obligation						1
Net regulatory asset recognized			602	659	136	48
Accumulated other comprehensive net income/loss	$ 1	$ 3	$ 3		$ 1